Pacer Lunt Large Cap Alternator ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 95.6%
Aerospace/Defense - 1.1%
Boeing Co.	6,586	$1,040,588
Airlines - 2.0%
Alaska Air Group, Inc.	24,494	843,573
United Airlines Holdings, Inc. (a)	30,784	966,002
		1,809,575
Apparel - 2.1%
PVH Corp.	20,868	1,015,437
Tapestry, Inc.	65,638	876,924
		1,892,361
Auto Parts & Equipment - 1.0%
Aptiv PLC	11,322	880,286
Banks - 12.4%
Bank of America Corp.	32,856	817,457
Citigroup, Inc.	19,240	962,192
Citizens Financial Group, Inc.	39,516	980,392
Comerica, Inc.	23,236	895,051
Fifth Third Bancorp	48,988	972,902
JPMorgan Chase & Co.	7,474	722,287
KeyCorp.	80,808	970,504
Morgan Stanley	20,350	994,708
PNC Financial Services Group, Inc.	7,252	773,571
Regions Financial Corp.	78,588	853,466
State Street Corp.	11,988	764,714
SVB Financial Group (a)	4,366	979,163
Wells Fargo & Co.	27,084	657,058
		11,343,465
Chemicals - 2.0%
Dow, Inc.	21,756	893,301
LyondellBasell Industries NV - Class A	14,578	911,417
		1,804,718
Commercial Services - 2.9%
Global Payments, Inc.	4,218	750,888
Moody's Corp.	2,886	811,832
United Rentals, Inc. (a)	7,030	1,092,251
		2,654,971
Computers - 2.1%
DXC Technology Co.	61,198	1,096,056
Western Digital Corp.	19,462	838,812
		1,934,868
Distribution/Wholesale - 0.9%
LKQ Corp. (a)	28,860	813,563
Diversified Financial Services - 9.1%
American Express Co.	9,028	842,493
Ameriprise Financial, Inc.	9,028	1,386,972
Capital One Financial Corp.	14,134	901,749
Discover Financial Services	24,420	1,207,081
E*TRADE Financial Corp.	21,386	1,085,767
Invesco Ltd.	109,964	1,104,038
Raymond James Financial, Inc.	10,952	760,945
Synchrony Financial	48,618	1,075,916
		8,364,961
Finance and Insurance - 0.9%
Truist Financial Corp.	21,312	798,348
Hand/Machine Tools - 1.3%
Stanley Black & Decker, Inc.	7,622	1,168,605
Healthcare-Products - 1.0%
Align Technology, Inc. (a)	3,256	956,678
Home Furnishings - 2.4%
Leggett & Platt, Inc.	26,640	1,067,997
Whirlpool Corp.	7,030	1,146,734
		2,214,731
Information - 1.3%
ViacomCBS, Inc. - Class B	46,398	1,209,596
Insurance - 7.8%
American International Group, Inc.	31,968	1,027,452
Lincoln National Corp.	38,628	1,439,666
Loews Corp.	23,384	851,411
MetLife, Inc.	23,014	871,080
Principal Financial Group, Inc.	22,422	951,365
Prudential Financial, Inc.	15,244	966,012
Unum Group	63,788	1,099,067
		7,206,053
Leisure Time - 3.6%
Carnival Corp.	71,706	995,279
Norwegian Cruise Line Holdings Ltd. (a)	85,100	1,160,764
Royal Caribbean Cruises Ltd.	23,384	1,139,035
		3,295,078
Lodging - 1.9%
MGM Resorts International	63,862	1,027,540
Wynn Resorts Ltd.	10,138	734,295
		1,761,835
Media - 1.1%
DISH Network Corp. - Class A (a)	32,190	1,033,621
Mining - 1.3%
Freeport-McMoRan, Inc.	94,868	1,225,695
Miscellaneous Manufacturing - 3.0%
Eaton Corp. PLC	8,510	792,536
Parker-Hannifin Corp.	5,032	900,326
Textron, Inc.	29,230	1,021,296
		2,714,158
Oil & Gas - 10.9%
Apache Corp.	79,476	1,219,957
Chevron Corp.	7,622	639,791
ConocoPhillips	17,908	669,580
Devon Energy Corp.	71,780	752,972
Diamondback Energy, Inc.	17,908	713,813
HESS Corp.	15,540	764,723
Marathon Oil Corp.	123,950	680,486
Marathon Petroleum Corp.	27,602	1,054,396
Noble Energy, Inc.	101,010	1,009,090
Occidental Petroleum Corp.	60,384	950,444
Pioneer Natural Resources Co.	9,250	896,510
Valero Energy Corp.	12,062	678,246
		10,030,008
Oil & Gas Services - 5.1%
Baker Hughes a GE Co.	57,128	884,913
Halliburton Co.	92,944	1,331,887
National Oilwell Varco, Inc.	67,562	777,639
Schlumberger Ltd.	45,954	833,606
TechnipFMC PLC	103,304	829,531
		4,657,576
Packaging & Containers - 0.9%
WestRock Co.	29,748	799,031
Pipelines - 0.8%
ONEOK, Inc.	27,380	764,176
Retail - 5.3%
Darden Restaurants, Inc.	11,914	904,273
Gap, Inc.	111,666	1,492,974
Kohl's Corp.	42,476	808,743
L Brands, Inc.	67,858	1,656,414
		4,862,404
Semiconductors - 9.4%
Applied Materials, Inc.	15,540	999,688
Broadcom, Inc.	2,516	796,943
KLA Corp.	4,736	946,395
Lam Research Corp.	3,330	1,255,943
Microchip Technology, Inc.	9,324	948,531
Micron Technology, Inc. (a)	15,762	788,967
NVIDIA Corp.	2,516	1,068,268
Qorvo, Inc. (a)	6,882	881,928
Skyworks Solutions, Inc.	6,808	991,109
		8,677,772
Software - 0.9%
Paycom Software, Inc. (a)	2,960	841,735
Telecommunications - 1.1%
Corning, Inc.	32,634	1,011,654
TOTAL COMMON STOCKS (Cost $85,499,552)		87,768,110

REAL ESTATE INVESTMENT TRUSTS - 4.1%
Simon Property Group, Inc.	12,506	779,749
SL Green Realty Corp.	15,096	701,964
Ventas, Inc.	25,678	985,008
Weyerhaeuser Co.	46,694	1,298,560
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,616,278)		3,765,281

WARRANT - 0.0% (b)
Occidental Petroleum Corp. (a)	2,142	11,995
TOTAL WARRANTS (Cost $0)		11,995

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts, - 0.1%
U.S. Bank Money Market Deposit Account, 0.04% (b)	$98,721	98,721
TOTAL SHORT-TERM INVESTMENTS (Cost $98,721)		98,721

Total Investments (Cost $89,214,551) - 99.8%		91,644,107
Other Assets in Excess of Liabilities - 0.2%		164,781
TOTAL NET ASSETS - 100.0%		$91,808,888

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 87,768,110	$ -	$ -	$ -	$ 87,768,110
Real Estate Investment Trusts	3,765,281	-	-	-	3,765,281
Warrants	11,995	-	-	-	11,995
Short-Term Investments	98,721	-	-	-	98,721
Total Investments in Securities	$ 91,644,107	$ -	$ -	$ -	$ 91,644,107
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.